Average Annual Total Returns	12 Months Ended	53 Months Ended	54 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Price Index
Prospectus [Line Items]
Average Annual Return, Percent	23.31% [1]	14.20% [2]	15.28% [1]
S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	15.97%	17.06%
TrueShares Structured Outcome (July) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.85%		13.72%
Performance Inception Date			Jun. 30, 2020
TrueShares Structured Outcome (July) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.32%		13.03%
TrueShares Structured Outcome (July) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.17%		10.63%
TrueShares Structured Outcome (August) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.35%	12.36%
Performance Inception Date		Jul. 31, 2020
TrueShares Structured Outcome (August) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.48%	11.57%
TrueShares Structured Outcome (August) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.88%	9.45%

[1]	Unlike the S&P 500 Total Return Index, the S&P 500 Price Index excludes dividends. The returns of the S&P 500 Price Index are lower than the S&P 500 Total Return Index due to such exclusion of dividends.
[2]	Unlike the S&P 500 Total Return Index, the S&P 500 Price Index excludes dividends. The returns of the S&P 500 Price Index are lower than the S&P 500 Total Return Index due to such exclusion of dividends.